Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (Parenthetical) - Long Contracts [Member]	12 Months Ended
Dec. 31, 2014 contract
5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment Term	5 years
Contracts	772
Investment settlement date	Mar. 01, 2015
30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Investment Term	30 years
Contracts	62
Investment settlement date	Mar. 01, 2015